Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities)	12 Months Ended
Dec. 31, 2012
Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities)

NOTE 8 – TRANSFERS AND SERVICING OF FINANCIAL ASSETS (INCLUDING MORTGAGE BANKING ACTIVITIES)

Commercial Banking Activity

Loans serviced for others, consisting primarily of commercial loan participations sold, are not included in the accompanying consolidated balance sheets. The unpaid principal balances of loans serviced for others were $257,883,000 and $198,860,000 at December 31, 2012 and 2011, respectively. Custodial escrow balances maintained in connection with the foregoing portfolio of loans serviced for others, and included in demand deposits, were immaterial at December 31, 2012 and 2011.

Mortgage Banking Activity

The Company through its subsidiary, IMC, originates mortgage loans for sale into the secondary market. The loans originated primarily consist of residential first mortgages that conform to standards established by the GSEs, but can also consist of junior lien loans secured by residential property. These sales are primarily to private companies that are unaffiliated with the GSEs on a servicing released basis. The following table details the mortgage banking activity as of and for the years ended December 31:

(Dollars in thousands)

Mortgage loans held for sale	2012	2011	2010
Balance, beginning of period	$153,013	$83,905	$66,945
Balance acquired during the period	—	3,385	—
Originations	2,432,367	1,659,226	1,772,486
Sales	(2,317,905)	(1,593,503)	(1,755,526)

Balance, end of period	$267,475	$153,013	$83,905

(Dollars in thousands)

Detail of mortgage income	2012	2011	2010
Fair value changes of derivatives and mortgage loans held for sale, net	$6,772	$937	$—
Gains on sales	70,811	43,955	47,689
Servicing and other income, net	470	285	318

Total mortgage income	$78,053	$45,177	$48,007

For the years ended December 31, 2012, 2011 and 2010, the Company did not actively hedge its mortgage banking activities.

Mortgage Servicing Rights

Mortgage servicing rights are amortized over the remaining servicing life of the loans, with consideration given to prepayment assumptions. Mortgage servicing rights had the following carrying values at December 31:

	2012			2011
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Mortgage servicing rights	1,234	(304)	930	340	(194)	146

The related amortization expense of mortgage servicing assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the year ended December 31:
2010	$125
2011	115
2012	225

Estimated amortization expense for the year ended December 31:
2013	$282
2014	230
2015	180
2016	130
2017	83
2018 and thereafter	25